Basis Of Preparation And Significant Accounting Policies (Policies)	12 Months Ended
Dec. 31, 2025
Accounting Policies [Abstract]
Basis of presentation	Basis of preparation These consolidated financial statements are prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”).
Principles of consolidation
Principles of consolidation

The consolidated financial statements include the accounts of the Company and its wholly owned subsidiaries, majority-owned subsidiaries, and variable interest entities (“VIEs”) for which the Company is the primary beneficiary. All intercompany balances and transactions have been eliminated in consolidation. A VIE is defined as a legal entity where either (a) equity interest holders as a group lack the characteristics of a controlling financial interest, including decision-making ability and an interest in the entity’s residual risks and rewards, (b) equity interest holders have not provided sufficient equity investment to permit the entity to finance its activities without additional subordinated financial support, or (c) the voting rights of some investors are not proportional to their obligations to absorb the expected losses of the entity, their rights to receive the expected residual returns of the entity, or both and substantially all of the entity’s activities either involve or are conducted on behalf of an investor that has disproportionately few voting rights. The Company consolidates a VIE when it has a variable interest in the entity and is determined to be the primary beneficiary. The Company is the primary beneficiary if it (i) has the power to direct the activities that most significantly impact the entity’s economic performance and (ii) has the obligation to absorb losses or the right to receive benefits from the VIE that could potentially be significant to the VIE.

Investments in entities in which we directly or indirectly hold more than 50% of the voting control are consolidated in our consolidated financial statements unless the non-controlling interests have substantive participating rights that allow the non-controlling interests to effectively participate in significant financial and operating decisions of the entity that are made in the ordinary course of business. The non-controlling interests of our consolidated subsidiaries are included in our consolidated financial statements in line-item “non-controlling interests”.
Changes in our ownership interest while we retain a controlling financial interest in a subsidiary are accounted for as equity transactions. The carrying amount of the non-controlling interest is adjusted to reflect changes in our ownership interest, with any difference between the consideration received and the amount of the adjusted non-controlling interest being recognized in equity. If a subsidiary issues its shares to third parties at a price per share in excess or below its carrying value resulting in a reduction in our ownership interest in the subsidiary, the resulting gain or loss is recorded in “Additional paid-in capital” within the statement of changes in equity. Preferred stock issued by a consolidated subsidiary is classified as equity, and when issued to non-controlling interests, the proceeds are recorded as non-controlling interests.
Foreign currencies
Foreign currencies

Our functional currency is the U.S. dollar as most of our revenues are received in U.S. dollars and a majority of our expenditures are incurred in U.S. dollars. Our reporting currency is U.S. dollars. Transactions in foreign currencies during the year are remeasured into U.S. dollars at the exchange rates in effect at the date of the transaction. Monetary assets and liabilities are remeasured using exchange rates at the balance sheet date, while non-monetary assets and liabilities are remeasured using historical exchange rates. Resulting foreign currency transaction gains or losses are recognized in the consolidated statements of operations. Translation adjustments arising from the translation of financial statements of foreign operations whose functional currency is not the U.S. dollar are recognized in other comprehensive income.

Use of estimates, judgments and assumptions
Use of estimates, judgments and assumptions
The preparation of our consolidated financial statements requires management to make estimates, judgments and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the balance sheet date, and the reported amounts of revenue and expenses during the reporting period. We base our estimates, judgments and assumptions on our historical experience and on information that we believe to be reasonable under the circumstances at the time they are made. Estimates and assumptions about future events and their effects cannot be perceived with certainty and these estimates may change as new events occur, as more experience is acquired, as additional information is obtained and as our operating environment changes. Actual results could differ from these estimates. Estimates are used for, but are not limited to, determining the recoverability of our vessels, our assets under development, the accounting for the LOA for FLNG Gimi, including determining the allocation of consideration between lease and non-lease components and the fair value of underlying assets in sales-type lease arrangements, and the valuation of our oil and gas derivative instruments. In assessing the recoverability of our vessels and assets under development carrying amounts, we make assumptions regarding estimated future cash flows, estimates in respect of residual values, hire rates and vessel operating expenses including redeployment costs and drydocking requirements. For the accounting for the LOA for FLNG Gimi, these estimates require judgment, including assumptions regarding the expected profitability of the non-lease services and the determination of the fair value of the underlying leased asset at lease commencement, which include replacement cost methodologies.
Fair value measurements
Fair value measurements
Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. In determining fair value, we use observable market data when available, or models that incorporate observable market data. In the absence of such data, we use valuation techniques that incorporate market participant assumptions and other relevant factors.
Revenue and lease arrangements
Revenue and lease arrangements

Contracts relating to our FLNG assets and LNG carriers, can take various forms including lease and operate and maintenance service agreements. At the inception of each contract, we assess whether the arrangement contains a lease by determining whether, throughout the period of use, the counterparty has both (i) the right to obtain substantially all of the economic benefits from the use of the identified asset and (ii) the right to direct the use of that identified asset. Contracts conveying both rights are accounted for as leases; contracts that do not convey both rights are accounted for as revenue arrangements with customers.

Lease accounting

When a contract contains a lease, which is assessed at inception, we make an assessment of the lease classification criteria. An agreement will be classified as a sales-type lease for a lessor (or a finance lease for a lessee) if any of the following conditions are met at lease commencement:

•ownership of the asset is transferred at the end of the lease term;
•the contract contains an option to purchase the asset which is reasonably certain to be exercised;
•the lease term is for a major part of the remaining useful life of the contract, although contracts entered into the last 25% of the underlying asset’s useful life are not subject to this criterion;
•the present value of the lease payments and any residual value guarantees present represent substantially all of the fair value of the underlying asset; and
•the underlying asset is of such a specialized nature that it is not expected to have an alternative use to us at the end of the lease term.

If none of these criteria are met for a lessor, the lease will be classified as a direct financing lease (if the present value of the sum of the lease payments and any residual value guarantee present equals or exceeds substantially all of the fair value of the underlying asset and it is probable that the lessor will collect lease payments and any residual value guarantee) or an operating lease. If none of these criteria are met for a lessee, the lease will be classified as an operating lease.

The lease term is assessed at lease commencement. The existence of any purchase options, extension options, termination options and residual value guarantees, if any are disclosed. Agreements which include extension options are included in the lease term if we believe they are reasonably certain to be exercised by the lessee. Agreements which contain purchase options and termination options are included in the lease term if we believe they are reasonably certain to not be exercised by the lessee.
An extension option or a termination option is included in the lease term if the exercise of the option is controlled by the lessor. The determination of whether options are reasonably certain considers whether the option creates an economic incentive.
Lessor accounting	Lessor accounting
Lease accounting generally commences when the asset is made available to the counterparty, however, where a contract contains specific acceptance testing conditions, lease accounting will not commence until the asset has successfully passed the acceptance tests. We assess a lease under the modification guidance when there is a change to the terms and conditions of the contract that results in a change in the scope or the consideration of the lease.

For operating leases, costs directly associated with the execution of the lease or costs incurred after the execution of the contract but prior to the commencement of the lease that directly relates to preparing the asset for the contract (for example bunker costs), are capitalized and amortized to the consolidated statement of income over the lease term. We also defer upfront net revenue payments (for example positioning fees) for operating leases to our consolidated balance sheet and amortize these amounts in the consolidated statement of income over the lease term. Fixed revenue from operating leases is accounted for on a straight-line basis over the life of the lease; while variable revenue is accounted for as incurred in the relevant period. Fixed revenue includes fixed payments and variable payments based on a rate or index. For our operating leases for LNG carriers, we have historically elected the practical expedient to combine our service revenue and operating lease income generated from our time charter agreements as both the timing and the pattern of transfer of the components are the same.

For sales-type leases, at lease commencement we derecognize the underlying asset and recognize a net investment in the lease, representing the present value of lease payments to be received and any unguaranteed residual value. The net investment is initially measured using the rate implicit in the lease. Any difference between the carrying amount of the underlying asset and the net investment in the lease at commencement is recognized as other non-operating income. Initial direct costs are expensed at lease commencement. In developing the unguaranteed residual value estimate, we considered the expected future market conditions, remaining economic useful life, and the anticipated condition and marketability of the asset at the end of the lease term.

The net investment in sales-type leases is increased by interest income, reduced by lease payments received and is assessed for credit losses as described in “Allowance for credit losses”. Interest income is recognized over the lease term using the effective interest method so as to produce a constant periodic rate of return on the net investment. We recognize the interest income component of the net investment in the lease as “Sales-type lease revenue” within operating revenues on our consolidated statements of operations, rather than reporting it as interest income under “Other financial items”. This presentation reflects the integrated nature of our FLNG lease and operate model, which combines long-term infrastructure leasing with continuous service obligations. Given that these lease and operate arrangements are core to our business strategy and represent a primary driver of recurring revenues and value creation, we believe this classification within operating revenue provides users of our financial statements with more meaningful insight into the performance of our primary business activities.

Where a contract includes both lease and non‑lease components, we allocate the total consideration using the relative standalone selling price method in accordance with ASC 842 and ASC 606. The lease component generally reflects the right to use the FLNG asset, while the non‑lease component includes operations and maintenance services provided over the term of the contract. The standalone selling prices of each component are determined using valuation models and management estimates, which reflect the nature and commercial intent of the arrangement.

Revenue recognition

•Time charter agreements

Revenues include minimum lease payments under time charters, fees for positioning and repositioning vessels. Revenues generated from time charters, which we generally classify as operating leases, are recorded over the term of the charter as service is provided. However, we do not recognize revenue if a charter has not been contractually committed to by a customer and ourselves, even if the vessel has discharged its cargo and is sailing to the anticipated load port on its next voyage. Initial direct costs (those directly related to the negotiation and consummation of the lease) are deferred and allocated to earnings over the lease term. Rental income and expense are amortized over the lease term on a straight-line basis.
Repositioning fees (included in time and voyage charter revenues) received in respect of time charters are recognized at the end of the charter when the fee becomes fixed and determinable. However, where there is a fixed amount specified in the charter, which is not dependent upon redelivery location, the fee will be recognized evenly over the term of the charter.
Under time charters, voyage expenses are generally paid by our customers. Voyage related expenses, principally fuel, may also be incurred when positioning or repositioning the vessel before or after the period of time charter and during periods when the vessel is not under charter or is off-hire, for example when the vessel is undergoing repairs. These expenses are recognized as incurred. Bunkers consumption represents mainly bunkers consumed during commercial waiting time and off-hire.
Revenue and related expense recognition	Revenue accounting
Contracts within the scope of revenue accounting are generally those that do not contain a lease or that form part of our ordinary activities of developing and operating FLNG projects. Contracts with a customer are assessed to identify the performance obligations in the contract, determine the transaction price and allocation of the transaction price to the performance obligations identified. Revenue is recognized when the performance obligations are satisfied – either at a point in time or over time, considering the appropriate pattern of transfer of control over time. Contract liabilities arise when the customer makes payments in advance of receiving services while contract assets arise when services are provided in advance of customer payments being received.

•Liquefaction services revenue

For liquefaction services revenue, the provision of liquefaction services capacity is considered a single performance obligation recognized evenly over time. We consider our services (the receipt of customer’s gas, treatment and temporary storage on board our FLNG and delivery of LNG to waiting carriers) to be a series of distinct services that are substantially the same and have the same pattern of transfer to our customer. We recognize revenue when obligations under the terms of our contract are satisfied. We have applied the practical expedient to recognize liquefaction services revenue in proportion to the amount we have the right to invoice. Overproduction and underutilization arrangements in the liquefaction tolling agreement (“LTA”) are variable consideration, estimated using the expected value method and recognized using the output method to the extent it is probable that a significant reversal will not occur. Contractual payment terms for liquefaction services are monthly in arrears. The period between invoicing and due date is not significant.

•Services revenue

Services revenue is generated from services rendered which includes but not limited to performing drydocking, site commissioning, hook-up services, FLNG studies and other services.

•Management fees
Management fees are generated from vessel management, which includes commercial and technical vessel-related services, ship operations and maintenance services and administrative services. The management services we provide are considered a single performance obligation recognized evenly over time as our services are rendered. We consider our services as a series of distinct services that are substantially the same and have the same pattern of transfer to the customer. We recognize revenue when obligations under the terms of our contracts with our customers are satisfied. We have applied the practical expedient to recognize management fee revenue in proportion to the amount that we have the right to invoice. Our contracts generally have an initial term of one year or less, after which the arrangement continues until the end of the contract.
Leases as lessee
Leases as lessee

Operating leases where we are the lessee result in recognition of a right-of use (“ROU”) asset with a corresponding lease liability. The ROU asset is included in the balance sheet line-item “Other non-current assets”, and the lease liability is included in balance sheet line-items “Other current liabilities” and “Other non-current liabilities”, depending on its maturity. The ROU asset represents our right to use an underlying asset for the lease term and the lease liability represents our obligation to make lease payments per the lease agreement. Operating leases are recognized at commencement date based on the present value of lease payments over the lease term, using our incremental borrowing rate as assessed at lease commencement date. We do not separate the lease and non-lease components; they are considered a single lease component. The impact of subsequent amendments to lease agreement terms and conditions is assessed prospectively.

Insurance claims
Insurance claims

We have two main types of insurance policies, being loss of hire (“LOH”) and hull and machinery (“H&M”).

LOH policies provide coverage for loss of revenue for our insured vessels and related claims are generally considered gain contingencies, which are recognized when the proceeds from our insurance syndication are realized or deemed realizable, net of any deductions where applicable. LOH is recognized on the face of our consolidated statement of operations in the line item “Other operating gains/(losses)”.

H&M policies protect us from damages in relation to our vessels and on-board equipment. Our insurance policies are considered loss recoveries. We recognize costs incurred at the time a loss event occurs. Insurance proceeds received from insured losses are recognized when considered probable of being recovered from the counterparty and for an amount net of any deductions that may apply. H&M costs and insurance recoveries are recognized on the face of our consolidated statement of operations in line item “Vessel operating expenses”.

Vessel operating expenses
Vessel operating expenses
Vessel operating expenses are recognized when incurred and include crewing, repairs and maintenance, insurance, stores, lube oils, communication expenses and third-party management fees.
Project development expenses
Project development expenses

Project development expenses are recognized when incurred and include legal, professional, consultancy, integration and non-core feasibility projects and other costs associated with pursuing future contracts and developing our pipeline of activities that have not met our internal threshold for capitalization.

Cash and cash equivalents
Cash and cash equivalents

We consider all demand and time deposits and highly liquid investments with original maturities of three months or less to be equivalent to cash. Amounts are presented net of allowances for expected credit losses, which are assessed based on consideration of whether the balances have short-term maturities and whether the counterparty has an investment grade credit rating, limiting any credit exposure.

Restricted cash and short-term deposits
Restricted cash and short-term deposits

Restricted cash consists of cash balances from our consolidated lessor VIEs and bank deposits which may only be used to settle certain pre-arranged loans, bid bonds in respect of tenders for projects we have entered into, cash collateral required for certain swaps and other contracts which require us to restrict cash from its intended use.

Short-term deposits represent highly liquid deposits placed with financial institutions, which are readily convertible into known amounts of cash with original maturities of less than 12 months. Interest income earned on our short-term deposits are recognized on an accrual basis on the face of our consolidated statement of operations in line item “Interest income”.

Amounts are presented net of allowances for expected credit losses, which are assessed considering whether the balances have short-term maturities and whether the counterparty has an investment grade credit rating, limiting any credit exposure.

Trade accounts receivables and accrued income
Trade accounts receivables and accrued income

Trade receivables represent amounts due from customers for services rendered in the ordinary course of business. Accrued income represents revenue earned but not yet billed as of the reporting date, typically arising from services provided for which the contractual billing date has not yet occurred at the balance sheet date. Accrued income is presented within “Trade receivables and accrued income”, as its nature and expected settlement period are similar to those of trade receivables. Trade receivables and accrued income are presented net of allowances for expected credit losses. The collectability of these balances is evaluated based on management’s assessment of individual customer accounts, historical loss experience and current economic conditions.

Allowance for credit losses
Allowance for credit losses

Financial assets recorded at amortized cost and off-balance sheet credit exposures not accounted for as insurance (including financial guarantees) reflect an allowance for current expected credit losses (“credit losses”) over the lifetime of the instrument. The allowance for credit losses reflects a deduction to the net amount expected to be collected on the financial asset. Amounts are written off against the allowance when management believes the un-collectability of a balance is confirmed or when collection is deemed remote. Expected recoveries are recognized when received and will not exceed the amounts previously written-off or current credit loss allowance by financial asset category.

We estimate expected credit losses based on relevant information about past events, including historical experience, current conditions, and reasonable and supportable forecasts that affect the collectability of the reported amount. For certain receivables, we consider the subsequent cash collections received after the balance sheet date but before the date the financial statements are issued. We have elected to calculate expected credit losses on the combined balance of both the amortized cost and accrued interest from the unpaid principal balance. Specific calculation of our credit allowances is included in the respective accounting policies included herein; all other financial assets are assessed on an individual basis with the allowance calculated using the method considered most appropriate for the characteristics of each asset.

Inventories	Inventories Inventories, which is primarily comprised of fuel, are stated at the lower of cost and net realizable value. Cost is determined on a first-in, first-out basis.
Equity method investments
Equity method investments

Equity method investments relate to our investments in entities over which we have significant influence, but over which we do not exercise control or have the power to control their financial and operational policies. Investments in these entities are accounted for by the equity method of accounting. This may also extend to certain investments in entities in which we hold a majority voting or ownership interest, but we do not control, due to the other parties’ substantive participating rights. Under this method, we record our investment at cost and adjust the carrying amount for our share of the income or losses from these equity method investments subsequent to the date of the investment and report the recognized earnings or losses in income. Dividends received from an equity method investment reduce the carrying amount of the investment. When we decrease our investment in equity method investments but continue to retain significant influence, we recognize a gain or loss for the difference between proceeds and carrying amount of the investment sold in the statement of operations line item “Net (losses)/income from equity method investments”. The excess, if any, of the purchase price over book value of our equity method investments, or basis difference, is included in our consolidated balance sheets included in the carrying amount of our equity method investment. We allocate the basis difference across the assets and liabilities of the investee, with the residual assigned to goodwill. Any negative goodwill is recognized immediately in the income statement as a gain on bargain purchase. The basis difference will then be amortized through our consolidated statements of operations as part of the equity method of accounting.
Where there are indicators that fair value is below carrying value of our investments, we will evaluate these for other-than-temporary impairment. Consideration will be given to (i) the length of time and the extent to which fair value is below carrying value, (ii) the financial condition and near-term prospects of the investee and (iii) our intent and ability to hold the investment until any anticipated recovery. Where determined to be other-than-temporary impairment, we will recognize an impairment loss in the period in the line item “Net income/(losses) from equity method investments” in the consolidated statements of operations.
Vessels and equipment
Vessels and equipment

Vessels and equipment are stated at cost less accumulated depreciation. The cost of vessels and equipment, less the estimated residual values, is depreciated on a straight-line basis over the assets’ remaining useful economic lives. Management estimates the residual values of our vessels based on broker scrap value cost of steel and aluminum times the weight of the ship noted in lightweight ton. Residual values are periodically reviewed and revised to recognize changes in conditions, new regulations or other reasons.

The cost of construction of FLNG Hilli’s mooring equipment is capitalized and depreciated over the term of the LTA.

Refurbishment costs incurred during the period are capitalized as part of vessels and equipment and depreciated over the vessels’ remaining useful economic lives. Refurbishment costs are costs that appreciably increase the capacity or improve the efficiency or safety of vessels and equipment. Where refurbishment costs are incurred, including long-lead items, while a vessel continues to service an existing customer contract, such costs are capitalized within "Other non-current assets". Upon completion or termination of the existing customer contract, the capitalized refurbishment costs are reclassified to Vessels and equipment. Depreciation of these costs commences when the refurbished vessel begins operations under its new customer contract and is recognized over the vessel’s remaining useful economic life.

Drydocking expenditures are capitalized when incurred and amortized over the period until the next anticipated drydocking. When a vessel is disposed of, any unamortized drydocking expenditure is charged against income in the period of disposal.

Other capitalizable costs include the addition of new equipment or modifications to the vessel that enhance or increase the operational efficiency and functionality of the vessel and that depreciated over the remaining useful life of the vessel.  Expenditures of routine repairs and maintenance nature which do not improve the operating efficiency or extend the useful lives of the vessels are expensed as incurred.

Useful lives applied in depreciation are as follows:

FLNGs	30 years from conversion date
FLNG deferred drydocking expenditure	20 years
FLNG mooring equipment	8 years
Office equipment and fittings	3 to 6 years

Intangible assets
Intangible assets
Intangible assets relate to internal use software which is stated at cost. All costs incurred during the development of intangible assets, including purchase price and any directly attributable costs of preparing the asset for its intended use, are capitalized. Capitalization will cease and amortisation will commence when the software is available for its intended use. The useful life for intangibles is 3 years.
Assets under development
Assets under development

An asset is classified as an asset under development when there is a firm commitment from us to proceed with the construction of the asset and the likelihood of conversion is virtually certain to occur. An asset under development is classified as non-current and is stated at cost. All costs incurred during the construction of the asset, including conversion installment payments, interest, supervision and technical costs are capitalized. Nonrefundable reimbursements are offset against the cost incurred for the construction of the asset. Interest costs directly attributable to construction of the asset are capitalized. Capitalization ceases and depreciation commences once the asset is completed and available for its intended use.

Interest costs capitalized
Interest costs capitalized

Interest is capitalized on all qualifying assets that require a period of time to get ready for their intended use. Qualifying assets consist of new vessels under construction, asset under development and vessels undergoing conversion into FLNGs for our own use. In addition, certain equity method investments may be considered qualifying assets prior to commencement of their planned principal operation. The interest capitalized is calculated using the rate of interest on the loan to fund the expenditure or our weighted average cost of borrowings, where appropriate, from commencement of the asset development until substantially all the activities necessary to prepare the assets for their intended use are complete. If our financing plans associate a specific borrowing with a qualifying asset, we use the rate on that borrowing as the capitalization rate to be applied to that portion of the average accumulated expenditures for the asset provided that does not exceed the amount of that borrowing. We do not capitalize amounts beyond the actual interest expense incurred in the period. Where there are multiple qualifying assets, capitalized interest is allocated proportionally based on the relative asset base of each asset.

Asset retirement obligation
Asset retirement obligation

An asset retirement obligation (“ARO”) is a liability associated with the eventual retirement of a fixed asset.
The fair value of an ARO is recorded as a liability in the period when the obligation arises. The fair value of the ARO is measured using expected future discounted cash outflows. When the liability is recognized, we also capitalize the related ARO cost by adding it to the carrying amount of the related fixed asset. Each period, the liability is increased for the change in its present value with a corresponding charge to operating expenses. Changes in the amount or timing of the estimated ARO are recorded as an adjustment to the related liability and asset.
Held-for-sale assets and disposal group
Held for sale assets and disposal group

Individual assets or subsidiaries to be disposed of, by sale or otherwise in a single transaction, are classified as held for sale if all of the following criteria are met at the balance sheet date:

•management, having the authority to approve the action, commits to a plan to sell the assets or subsidiaries;
•the asset or subsidiaries are available for immediate sale in its (their) present condition subject only to terms that are usual and customary for such sales;
•an active program to locate a buyer and other actions required to complete the plan to sell have been initiated;
•the sale is probable; and
•the transfer is expected to qualify for recognition as a completed sale, within one year.

The term probable refers to a future sale that is likely to occur, the asset or subsidiaries (disposal group) is being actively marketed for sale at a price that is reasonable in relation to its current fair value and actions required to complete the plan indicate that it is unlikely that significant changes to the plan will be made or that the plan will be withdrawn.

A disposal group is classified as discontinued operations if either of the following criteria are met: (1) a component of an entity or group of components that has been disposed of by sale, disposed of other than by sale or is classified as held for sale that represents a strategic shift that has or will have a major effect on our financial results and operations or (2) an acquired business or non-profit activity (the entity to be sold) that is classified as held for sale on the date of the acquisition.

Assets or subsidiaries held for sale are carried at the lower of their carrying amount and fair value less costs to sell. Interest and other expenses attributable to the liabilities of a disposal group classified as held for sale shall continue to be accrued.

If, at any time, the criteria for held for sale is no longer met, then the asset or disposal group will be reclassified to held and used. The asset or disposal group will be valued at the lower of the carrying amount before the asset or disposal group was classified as held for sale (as adjusted for any subsequent depreciation and amortization) and its fair value at the date of the subsequent decision not to sell. The effect of any such adjustment would be included in our income from continuing operations at the date of the decision not to sell and/or for the period in which the criterion for held for sale are no longer met.

Gain or loss on disposals of held for sale assets is recognized as the difference between the fair value of consideration received and the carrying amount of the assets disposed.

Impairment of vessels and assets under development
Impairment of vessels and assets under development

We continually monitor events and changes in circumstances that could indicate that the carrying amounts of our vessels and assets under development may not be recoverable. Indicators that we consider include, but are not limited to:

•a significant decrease in the market price of the asset;
•a significant adverse change in the extent or manner in which the asset is being used or in its physical condition;
•a significant adverse change in legal factors in the business climate that could affect the value of the asset, including an adverse action or assessment by a regulator;
•an accumulation of costs significantly in excess of the amount originally expected for the acquisition or construction of an asset;
•a current period operating or cash flow loss combined with a history of operating or cash flow losses or a projection of or forecast that demonstrates continuing losses associated with the use of an asset; and
•a current expectation that it is considered more likely than not that an asset will be sold or otherwise disposed of significantly before the end of its useful life.

We perform an annual impairment assessment considering the indicators listed above. If the results of our recoverability assessment demonstrates that the carrying amount of our vessels and assets under development exceeds the estimated undiscounted future cash flows that we have estimated as the fair value, we recognize an impairment loss based on the excess.

Investments in listed equity securities
Investments in listed equity securities

Investments in listed equity securities represent ownership interests of a publicly listed entity. Investments in listed equity securities are recorded at fair value with changes in fair value reported in “Other non-operating income/(losses), net”. We classify our investment in listed equity securities in the consolidated statement of operations as non-operating because it is not integrated with our operations therefore is non-operating in nature. We use quoted market prices to determine the fair value of listed equity securities with a readily determinable fair value, unless the presence of certain restrictions warrants the application of a discount to fair value. We do not assess our investments in listed equity securities for impairment given they are carried at fair value.

We classify our investments in listed equity securities as current assets because the investment is available to be sold to meet liquidity needs if necessary, even if it is not the intention to dispose of the investment in the next twelve months.

Dividends received from our investments in listed equity securities are reflected as operating activities in the statement of cash flows unless such distributions relate to a return of capital in which case it is reflected as an investing activity in the statement of cash flows.

Debt
Debt

Our debt consists of long-term debt facilities, convertible debt, high yield bonds, credit facilities with banks and other lenders, and short term debt from our consolidated lessor VIE. Debt instruments are issued directly by us or through underwriters or placement agents and are held by financial institutions. Debt is recognized on our consolidated balance sheets at its principal amount outstanding adjusted for unamortized discounts or premiums and net of unamortized debt issuance costs (or deferred financing costs). Debt issuance costs directly attributable to the issuance of debt are presented as a direct deduction from the carrying amount of the related debt and are amortized to interest expense over the contractual term of the debt using the effective interest method. Amortization of discounts, premiums, and debt issuance costs is included in interest expense in the consolidated statements of operations.
Gains and losses on the extinguishment of debt are recognized in other financial items, net on our consolidated statements of operations, in the period in which the debt extinguishment occurs.
Derivatives
Derivatives

We use derivatives to reduce market risks associated with our operations. We use interest rate swaps for the management of interest rate risk exposure. The interest rate swaps effectively convert a portion of our debt from a floating to a fixed rate over the life of the transactions without an exchange of underlying principal. We use commodity swaps to reduce our economic exposure to fluctuations in the underlying commodities for our natural-gas linked tolling fee billings. We seek to reduce our exposure to fluctuations in foreign exchange rates through the use of foreign currency forward contracts. Certain of our contracts contain embedded derivatives. We do not apply hedge accounting.

All derivative instruments are initially recorded at fair value as either assets or liabilities in our consolidated balance sheets and subsequently remeasured to fair value, regardless of the purpose or intent for holding the derivative. Where the fair value of a derivative instrument is a net liability, the derivative instrument is classified in “Other current liabilities” in our consolidated balance sheets. Where the fair value of a derivative instrument is a net asset, the derivative instrument is classified in “Other current assets” and “Other non-current assets” in our consolidated balance sheets, depending on its maturity.

The changes in the fair value of our interest rate and foreign exchange swap derivative instruments are recognized each period in “(Losses)/gains on derivative instruments, net” in our consolidated statements of operations while the changes in the fair value of our commodity swap derivative instruments are recognized each period in “Realized and unrealized (loss)/gain on oil and gas derivative instruments” in our consolidated statements of operations.

It is our policy to enter into master netting agreements with counterparties to derivative financial instrument contracts, which give us the legal right to discharge all or a portion of the amounts owed to the counterparty by offsetting them against amounts that the counterparty owes to us. We have elected not to offset the fair values of derivative assets and liabilities executed with the same counterparty that are generally subject to enforceable master netting arrangements.
The fair values of the oil and gas derivative instruments were determined using the estimated discounted cash flows of the additional payments due to us as a result of oil and gas prices moving above the contractual floor price over the remaining term of the LTA. Significant inputs used in the valuation of the oil and gas derivative instruments include the Euro/U.S. Dollar exchange rates based on the forex forward curve for the gas derivative instrument and management’s estimate of an appropriate discount rate and the length of time necessary to blend the long-term and short-term oil and gas prices obtained from quoted prices in active markets. The oil and gas derivative instruments are classified in “Other current assets” and “Other non-current assets” in the consolidated balance sheets, depending on the LTA’s maturity.
Convertible debt instruments
Convertible debt instruments

We evaluate whether convertible debt instruments contain any embedded features requiring bifurcation, such as conversion options, make-whole provisions, redemption or put features. Features meeting the definition of a derivative are further evaluated for eligibility for the scope exception under ASC 815-10-15-74(a), which requires the conversion feature to be indexed to the entity’s own stock and eligible for equity classification. If both criteria are met, the embedded feature is not bifurcated and remains part of the host debt instrument. In such case, the entire gross proceeds of a convertible debt instrument is allocated to the host debt liability, measured at amortized cost with no bifurcation of the conversion option.

Contingencies
Contingencies
We may, from time to time, be involved in various legal proceedings, claims, lawsuits and complaints that arise in the ordinary course of business. We will recognize a contingent liability in our consolidated financial statements if the contingency has occurred at the balance sheet date and where we believe that the likelihood of loss was probable and the amount can be reasonably estimated. If we determine that the reasonable estimate of the loss is a range and there is no best estimate within the range, we will recognize the lower amount within the range. A contingent gain is only recognized when the amount is considered realized or realizable. Legal costs are expensed as incurred.
Pensions
Pensions

Defined benefit pension costs, assets and liabilities requires significant actuarial assumptions to be adjusted annually to reflect current market and economic conditions. Our accounting policy provides that full recognition of the funded status of defined benefit pension plans is to be included within our consolidated balance sheets. The pension benefit obligation is calculated by using a projected unit credit method.

Defined contribution pension costs represent our promise to make defined amounts of contributions to an individual participant’s retirement account prior to retirement, and the participant bears all the actuarial risk relating to that account once the contribution is made. Pension benefit cost is recognized in respect of the accounting period in which a contribution to the scheme is payable and is recorded in our consolidated statements of operations. A liability on our balance sheet will be recognized for any contributions due but unpaid as of the balance sheet date.

We entered into a buy-in insurance agreement for one of the defined benefit pension plans. This arrangement involves the purchase of an insurance contract that transfers longevity, market, interest rate, and inflation risks to the insurer, reducing the pension risk retained within the plan. The insurance contract is recognized as a plan asset at its initial purchase price, equal to the premium paid. In accordance with ASC 715, the contract is subsequently remeasured at fair value, with respective adjustments recognized in other comprehensive income. The fair value of the plan assets is expected to align with the related defined benefit obligation, resulting in no net impact on the plan’s funded status as reported on the balance sheet.

Guarantees
Guarantees

Guarantees issued by us, excluding those that are guaranteeing our own performance, are recognized at fair value at the time that the guarantees are issued, or upon the deconsolidation of a subsidiary, and reported in “Other current liabilities” and “Other non-current liabilities”. A liability is recognized for the fair value of the obligation undertaken in issuing the guarantee. If it becomes probable that we will have to perform under a guarantee, we will recognize an additional liability if (and when) the amount of the loss can be reasonably estimated. The recognition of fair value is not required for certain guarantees such as the parent’s guarantee of a subsidiary’s debt to a third party.

Financial guarantees are assessed for expected credit losses and any allowance is presented as a liability for off-balance sheet credit exposures where the balance exceeds the collateral provided over the remaining instrument life. The allowance is assessed at the individual guarantee level, calculated by multiplying the balance exposed on default by the probability of default and loss given default over the term of the guarantee.

Treasury shares
Treasury shares

Treasury shares are recognized as a separate component of equity for an amount corresponding to the purchase consideration transferred to repurchase the shares. Upon subsequent disposal of treasury shares, any consideration is recognized directly in equity.

Stock-based compensation
Stock-based compensation

Our stock-based compensation includes both stock options and restricted stock units (“RSUs”). We expense the fair value of stock-based compensation issued to employees and non-employees over the period the stock options or RSUs vest (fair value as determined for stock-based compensation uses some fair value measurement techniques, which differs from other fair value measurements). We recognize stock-based compensation cost for awards containing a service condition only on a straight-line basis over the employee’s requisite service period or the non-employee’s vesting period, unless the award contains performance and/or market conditions, in which case stock-based compensation cost is recognized using the graded vesting method. Certain stock options and RSUs provide for accelerated vesting in the event of death or disability in service or a change in control (as defined in the Golar LNG Limited Long Term Incentive Plan (the “LTIP”)). No compensation cost is recognized for stock-based compensation for which the individuals do not render the requisite service. We have elected to recognize forfeitures as they occur. The fair value of stock options is estimated using the Black-Scholes option pricing model. The fair value of RSUs is estimated using the market price of our common shares at grant date or the Monte Carlo simulation model, as appropriate. Upon eventual stock option exercises or RSU conversions, shares delivered will be made available from either our authorized unissued shares, treasury shares or repurchasing our shares in the open market.

Earnings per share
Earnings per share

Basic earnings per share (“EPS”) is computed based on the income available to common shareholders and the weighted average number of shares outstanding for basic EPS. Treasury shares are not included in the calculation. Diluted EPS includes the effect of the assumed conversion of potentially dilutive instruments. Such potentially dilutive common shares are excluded when the effect would be to increase earnings per share or reduce a loss per share.

Income tax (expense)/ benefit and deferred taxes
Income tax (expense)/ benefit

Income taxes are based on a separate return basis. The guidance on “Income tax (expense)/benefit” prescribes a recognition threshold and measurement attributes for the financial statement recognition and measurement of a tax position taken or expected to be taken in a tax return.

Penalties and interest related to uncertain tax positions are recognized in “Income tax (expense)/benefit” in the consolidated statements of operations.

Deferred taxes

Deferred tax assets and liabilities are recognized principally for the expected tax consequences of temporary differences between the tax bases of assets and liabilities and their reported amounts. Deferred tax assets are reduced by a valuation allowance when, in the opinion of management, it is more likely than not that some portion or all of the deferred tax assets will not be realized. Realization of the deferred income tax asset is dependent on generating sufficient taxable income in future years.

Deferred tax assets and liabilities are measured at the tax rates that are expected to apply to the year when the asset is realized or the liability is settled, based on the tax rates and tax laws that have been enacted or substantively enacted at the balance sheet date. Income tax relating to items recognized directly in the statement of comprehensive income is recognized in the statement of changes in equity and not in the consolidated statements of operations.

Acquisitions
Acquisitions

We evaluate acquisitions to determine whether the acquired asset meets the definition of a business under ASC 805. If substantially all of the fair value of the gross asset acquired is concentrated in a single identifiable asset or group of similar identifiable assets, the transaction is accounted for as an asset acquisition.

Business combinations are accounted for under the acquisition method. Identifiable assets acquired and liabilities assumed are measured at their fair values at the date of acquisition. The excess of the consideration transferred over the fair values of the identifiable net assets acquired is recognized as goodwill. If the fair value of the identifiable net assets acquired exceeds the consideration transferred, a bargain purchase gain is recognized in the statement of operations in the period of acquisition. Acquisition related costs are expensed as incurred. The results of operations of acquired businesses are included from the date of acquisition.
If the initial accounting for a business combination is incomplete by the end of the reporting period in which the combination occurs, we will recognize a measurement-period adjustment during the period in which we determine the amount of the adjustment, including the effect on earnings of any amounts we would have recorded in previous periods if the accounting had been completed at the acquisition date.

Acquisitions that do not meet the definition of a business are accounted for as asset acquisitions whereby the cost of the acquisition is allocated to the assets acquired and liabilities assumed and no goodwill is recognized.

Related parties
Related parties

Parties are related if one party has the ability, directly or indirectly, to control the other party or exercise significant influence over the other party in making financial and operating decisions. Parties are also related if they are subject to common control or significant influence. Amounts due from related parties are presented net of allowances for expected credit losses, which are calculated using a loss rate applied against an aging matrix. Advances or loans to/from related parties are recorded at cost.

Adoption of new accounting standards and Accounting pronouncements that have been issued but not adopted
Adoption of new accounting standards

In August 2023, the FASB issued 2023-05 Business Combinations - Joint Venture Formations (Subtopic 805-60): Recognition and Initial Measurement. This update removes diversity in practice and requires certain joint ventures, upon formation, to apply a new basis of accounting consistent with ASC 805 Business Combinations in the joint venturer’s separate financial statements. This does not affect the Company's existing accounting policies or financial statements. This may affect the Company indirectly going forward via the impact on balance sheet values in the separate books of any newly formed equity method investees.

In December 2023, the FASB issued ASU 2023-09 Income Taxes (Topic 740): Improvements to Income Tax Disclosures. These amendments require enhanced disclosures related to income taxes, including additional disaggregation within the effective tax rate reconciliation and expanded information regarding income taxes paid. We adopted this standard prospectively effective January 1, 2025 and have included enhanced disclosures in note 11 “Income taxes” of our consolidated financial statements included herein.

In July 2025, the FASB issued ASU 2025-05 - Financial Instruments - Credit Losses - Measurement of Credit Losses for Accounts Receivable and Contract Assets. The amendments provide a practical expedient for entities when estimating expected credit losses under the current expected credit loss model. We adopted the practical expedient and consider information about current conditions, including subsequent cash collections, in estimating our allowance for credit losses and have updated our accounting policy.

Accounting pronouncements that have been issued but not yet adopted

The following table provides a brief description of other recent accounting standards that have been issued but not yet adopted as of December 31, 2025:

Standard	Description	Expected date of Adoption	Effect on our Consolidated Financial Statements
ASU 2024-03 Income Statement—Reporting Comprehensive Income—Expense Disaggregation Disclosures (Subtopic 220-40)	The amendments require public business entities to provide additional disaggregated disclosures of certain expense captions presented on the face of the income statement. The ASU does not change the expense captions required to be presented in the income statement; rather, it requires entities to disclose specified categories of expense information in the notes to the consolidated financial statements in order to improve transparency and comparability.

		January 1, 2027	We are still assessing the impact of this ASU.

Standard	Description	Expected date of Adoption	Effect on our Consolidated Financial Statements
ASU 2025-03 - Business Combinations (Topic 805) and Consolidation (Topic 810) - Determining the Accounting Acquirer in the Acquisition of a Variable Interest Entity	The amendments require entities to consider the guidance in Topic 805 when determining the accounting acquirer in the acquisition of a VIE that is a business and the transaction is primarily effected by the exchange of equity interests. The ASU is intended to improve consistency in the determination of the accounting acquirer for certain VIE transactions and does not change the accounting for acquisitions of VIEs that are not a business.

		January 1, 2027	We are still assessing the impact of this ASU.
ASU 2025-04 - Compensation—Stock Compensation (Topic 718) and Revenue from Contracts with Customers (Topic 606) Clarifications to Share-Based Consideration Payable to a Customer	The amendments clarify the accounting for share-based payment awards granted by an entity as consideration payable to a customer. The ASU revises certain definitions and guidance within Topics 606 and 718, including clarifying the definition of a performance condition and eliminating the policy election related to forfeitures for service conditions associated with share-based consideration payable to a customer. The amendments are intended to reduce diversity in practice and improve consistency in application.

		January 1, 2027	We are still assessing the impact of this ASU.
ASU 2025-06 - Intangibles, Goodwill and Other Internal-Use Software	The amendments modernize the guidance for internal-use software by removing references to development stages and clarifying when capitalization of software development costs should begin. Capitalization commences once management authorizes and commits to funding a software project and it is probable that the project will be completed and used as intended. The ASU also introduces guidance for assessing the probable-to-complete threshold, including consideration of development uncertainty.

		January 1, 2027	We are still assessing the impact of this ASU.
ASU 2025-07 - Derivatives and Hedging (Topic 815) and Revenue from Contracts with Customers (Topic 606)	The amendments refine the scope of Topic 815 by clarifying which contracts are subject to derivative accounting. The ASU also provides clarification under Topic 606 regarding the accounting for share-based payments received from a customer in a revenue contract. The amendments are intended to improve clarity and consistency in the application of existing guidance.

		January 1, 2027	We are still assessing the impact of this ASU. Not expected to impact Golar.
ASU 2025-08 - Financial Instruments — Credit Losses (Topic 326): Purchased Loans	The amendments introduce the concept of purchased seasoned loans and expand the application of the gross-up approach for certain acquired financial assets subject to the current expected credit loss model. Under the amendments, expected credit losses at acquisition are added to the amortized cost basis of qualifying loans rather than recognized immediately in earnings. The ASU is intended to improve comparability and reduce complexity in accounting for acquired financial assets.

		January 1, 2027	No impact currently expected as a result of the adoption of this ASU.

Standard	Description	Expected date of Adoption	Effect on our Consolidated Financial Statements
ASU 2025-09 - Derivatives and Hedging (Topic 815): Hedge Accounting Improvements	The amendments refine and clarify certain aspects of hedge accounting under Topic 815. The guidance provides additional flexibility in the designation and measurement of hedging relationships, including improvements related to cash flow hedges, with the objective of better aligning hedge accounting outcomes with the Group's risk management activities.

		January 1, 2027	No impact currently expected as a result of the adoption of this ASU.
ASU 2025-11 - Interim Reporting (Topic 270): Narrow-Scope Improvements	The amendments clarify and enhance the guidance in Topic 270 relating to interim financial reporting. The ASU improves the organization and usability of interim disclosure requirements, incorporates cross-references to disclosure requirements from other Topics applicable at interim periods, and introduces a principle requiring disclosure of material events and changes occurring since the last annual reporting period. The amendments do not fundamentally change the interim reporting model.

		January 1, 2028	No material impact expected on disclosure requirements.
ASU 2025-12 - Codification Improvements	The amendments include technical corrections, clarifications and incremental improvements to various Topics within the FASB Accounting Standards Codification. The ASU is intended to enhance clarity, consistency and operability of existing guidance and is not expected to result in significant changes to current accounting practices.

		January 1, 2027	No material impact expected on disclosure requirements.